VERSION 1

T. Rowe Price Financial Services Fund, Inc.

 Supplement to prospectus dated May 1, 2002
--------------------------------------------------------------------------------
 Effective October 31, 2002, the Portfolio Management paragraph on page 17 of the prospectus is replaced with the following:

   Portfolio Management
   The fund has an Investment Advisory Committee with the following members:
   Michael W. Holton, Chairman, Jeffrey A. Arricale, Anna M. Dopkin, Joseph M. Milano, Larry J. Puglia, Robert W. Sharps, William J. Stromberg, and J. David Wagner. The committee chairman has day-to-day responsibility for managing the fund and works with the committee in developing and executing the fund's investment program. Mr. Holton was elected chairman of the fund's committee in 2002. He joined T. Rowe Price in 1995 as a research analyst.
--------------------------------------------------------------------------------
 The date of this supplement is October 31, 2002.
--------------------------------------------------------------------------------

 F117-041 10/31/02

VERSION 2

T. Rowe Price Industry-Focused Equity Funds
   T. Rowe Price Financial Services Fund, Inc.

 Supplement to prospectus dated May 1, 2002
--------------------------------------------------------------------------------
 Effective October 31, 2002, the Portfolio Management paragraph regarding the Financial Services Fund on page 35 of the prospectus is replaced with the following:

   Portfolio Management
   Financial Services Fund Michael W. Holton, Chairman, Jeffrey A. Arricale, Anna M. Dopkin, Joseph M. Milano, Larry J. Puglia, Robert W. Sharps, William
   J. Stromberg, and J. David Wagner. Mr. Holton was elected chairman of the fund's committee in 2002. He joined T. Rowe Price in 1995 as a research analyst.
--------------------------------------------------------------------------------
 The date of this supplement is October 31, 2002.
--------------------------------------------------------------------------------

 C06-041 10/31/02

VERSION 3

  MANAGER CHANGES


  On October 31, 2002, Michael Holton will become chairman of the Investment Advisory Committee of the Financial Services Fund. Mike joined T. Rowe Price as an analyst in 1995, has had extensive analytical responsibilities, and has served on several of the firm's Investment Advisory Committees.

This paragraph updates the Portfolio Management paragraph on page 17 of the Financial Services Fund's prospectus dated May 1, 2002.